UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Money Market Fund

9.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Your expenses
page 5

Fund's investments
page 7

Financial statements
page 13

For more information
page 25


Dear Fellow Shareholders,

The stock market has made little, if any, headway so far in 2004, as it has wrestled with a variety of uncertainties. Questions about the continuing strength of the economy and the effects of rising interest rates, and expectations for corporate earnings growth, kept investors jittery. In addition, crude oil prices at levels beyond historic highs, geopolitical issues and a closely contested U.S. presidential race all weighed on the market.

As a result, the Standard & Poor's 500 Index is up just 1.51% year-to-date through September, while the Dow Jones Industrial Average and the Nasdaq Composite Index have lost ground slightly, returning -2.06% and -5.00%, respectively. Despite the Federal Reserve's three hikes in short-term interest rates from historic lows, bonds still managed to outperform stocks, with the Lehman Brothers Aggregate Bond Index up 3.35%.

In news closer to home, we are pleased to announce that on June 15, 2004, your fund's Board of Trustees appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by John Hancock Funds LLC's former Chairman and Chief Executive Officer, Maureen Ford Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of September 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
the maximum
current income
that is consistent
with maintaining
liquidity and
preserving capital.
The Fund intends
to maintain a stable
$1 share price.

Over the last six months

* Money market yields reversed the course of the last few years and rose in the presence of a strengthened economy and an active Federal Reserve.

* The Federal Reserve lifted the federal funds rate three times, from its historic 1% low to 1.75% in a measured effort to rebuff inflation without stymieing growth.

* The Fund shortened its maturity to take more rapid advantage of higher yields.


[Bar chart with heading "John Hancock Money Market Fund." Under the heading is a note that reads "Fund performance for the six months ended September 30, 2004." The chart is scaled in increments of 0.25% with 0.00% at the bottom and 0.50% at the top. The first bar represents the 0.21% total return for Class A. The second bar represents the 0.15% total return for Class B. The third bar represents the 0.15% total return for Class C. A note below the chart reads "The total returns for the Fund are at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]


[Bar chart with heading "7-day effective yield." Under the heading is a note that reads "As of September 30, 2004." The chart is scaled in increments of 0.5% with 0.00% at the bottom and 1.0% at the top. The first bar represents the 0.79% total return for Class A. The second bar represents the 0.49% total return for Class B. The third bar represents the 0.49% total return for Class C."]

BY DAVID A. BEES AND DAVID P. LYNCH FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Money Market Fund

During the six months ending September 30, 2004, money market yields reversed the course of the last couple of years and rose, due to the much anticipated increase in the federal funds rate by the Federal Reserve. As the period began in April 2004, the Federal Reserve indicated that the "accommodative" monetary stance that it had taken over the past few years -- in the form of historically low short-term rates -- had started to show results.

Increases in productivity and consumer confidence, coupled with a decrease in the unemployment rate and moderate inflation, convinced the Fed that a "measured" increase in short-term interest rates from their unsustainably low levels would not impair the progress of the economy. As a result, the Fed increased the federal funds rate at which banks lend to each other overnight from 1.00% to 1.25% at its June meeting. As the period progressed, questions started to arise about the actual strength of the economy. Mixed economic data, higher energy and commodity prices and declines in the equity markets put further Fed action into question. But the Fed responded in a measured fashion, as predicted, increasing the fed funds rate from 1.25% to 1.50% at its August meeting and to 1.75% in September. In doing so, the Fed expressed confidence in the economy and described any contradictory data as "transitory."

"...money market yields reversed
 the course of the last couple of
 years and rose..."

Fund yield and performance

On September 30, 2004, John Hancock Money Market Fund's Class A, Class B and Class C shares had 7-day effective yields of 0.79%, 0.49% and 0.49%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 0.85%, according to Lipper, Inc.

For the six months ended September 30, 2004, the Fund's Class A, Class B and Class C shares posted total returns of 0.21%, 0.15% and 0.15%, respectively, at net asset value, compared with the 0.25% return of the average taxable money market fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

[Photos of David Lynch and David Bees flush right next to first paragraph.]

Fund strategy

With the Federal Reserve's rate hikes and the market's perception that the Fed would continue to increase rates, the money market yield curve changed dramatically during the six-month period ending September 30, 2004. At the beginning of the period in April, the yield difference between one-month and one-year securities was 0.25%. By the end of September this difference had more than doubled to 0.61%, meaning investors received a greater benefit from locking up their money for a longer period. In addition to the steeper curve, absolute yields increased with each rate increase.

Over the period we continued our efforts to pick up additional yield in the still low-rate environment by increasing our weighting in asset-backed commercial paper versus lower-yielding tier-one commercial paper, and by using carefully selected tier-two securities to pick up additional short-term yield. We also increased our weighting in corporate floating-rate securities versus fixed-rate corporate bonds to be more flexible and able to benefit more quickly from rising rates.

"...as long as these positive
 economic trends continue, the
 Federal Reserve should maintain its
 stance of 'measured' rate
 increases..."

As rates began to rise, we shifted the weighted average maturity of the Fund from longer than our peers to neutral with our peers. At the beginning of the period, while the federal funds rate was stable, our longer maturity allowed us to take advantage of the higher-yielding securities with longer maturity dates. As rates began to rise, the shorter maturity allowed us to reinvest funds at an increasing rate and thus increase the return to the Fund.

Outlook

We believe the Federal Reserve will continue to remain active as the economy shows signs of steady growth. Unemployment is at the lowest level in nearly three years and non-farm payrolls have shown steady increases for the entire year. Consumer confidence and spending continue to be stable. The Federal Reserve is keeping its eye on inflation, but as long as these positive economic trends continue, the Federal Reserve should maintain its stance of "measured" rate increases without causing long-run growth to slow. As a result, we expect money market rates to continue to increase in response to the Fed's tightening. In this rising-rate environment, floating-rate securities will continue to dominate the portfolio and we will maintain a neutral maturity in order to roll funds at continually higher rates. We will continue to position the Fund in a way that will allow us to take advantage of all opportunities to capture additional yield while, as always, maintaining liquidity and striving to preserve capital.


[Table at top left-hand side of page entitled "Top five industry groups."
The first listing is Banks - U.S. 15%, the second is U.S. government agencies 13%, the third is Banks - foreign 9%, the fourth is Brokerage services 8%, and the fifth is Finance - auto loans 6%.]


[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 9-30-04." The chart is divided into four sections (from top to right): Corporate interest-bearing obligations 65%, Commercial paper 20%, U.S. government obligations 13% and Joint repurchase agreement & other 2%.]


This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on March 31, 2004, with the same investment held until September 30, 2004.

Account value                               Expenses paid
$1,000.00             Ending value          during period
on 3-31-04              on 9-30-04          ended 9-30-04 1
-----------------------------------------------------------
Class A                  $1,002.10                  $4.56
Class B                   1,001.50                   5.11
Class C                   1,001.50                   5.13

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|        $8,600.00 / $1,000.00 = 8.6 | X $|    from table    | =  actual
|                 /                  |    |                  |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on March 31, 2004, with the same investment held until September 30, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                            Expenses paid
$1,000.00          Ending value          during period
on 3-31-04           on 9-30-04          ended 9-30-04 1
-------------------------------------------------------
Class A               $1,020.52                  $4.60
Class B                1,025.07                   5.17
Class C                1,025.07                   5.19

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.02% and 1.02% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
September 30, 2004
(unaudited)

This schedule is divided into four categories: commercial paper, corporate interest-bearing obligations, U.S. government obligations and joint repurchase agreement, which are further broken down by industry group.

                                                      Interest    Maturity    Quality     Par value
Issuer, description                                       rate    date        rating (A)      (000)          Value
Commercial paper 19.86%                                                                                $62,624,985
(Cost $62,624,985)

Asset Backed -- Trade & Term Receivables 1.59%                                                           4,999,262
Barton Capital Corp. (K)                                 1.770%   10-04-04    Tier 1         $5,000      4,999,262

Asset Backed Sec. -- Auto Loan 1.90%                                                                     5,990,100
Galleon Capital Corp. (K)                                1.800    11-03-04    Tier 1          6,000      5,990,100

Asset Backed Sec. -- Others 4.88%                                                                       15,397,812
Yorktown Capital, LLC (K)                                1.600    10-01-04    Tier 1          5,000      5,000,000
Yorktown Capital, LLC (K)                                1.670    10-07-04    Tier 1          5,000      4,998,608
Yorktown Capital, LLC (K)                                1.770    10-04-04    Tier 1          5,400      5,399,204

Asset Backed Sec. -- Receivables 4.75%                                                                  14,990,975
Thunder Bay Funding, Inc. (K)                            1.580    10-01-04    Tier 1          5,000      5,000,000
Thunder Bay Funding, Inc. (K)                            1.650    10-20-04    Tier 1          5,000      4,995,646
Thunder Bay Funding, Inc. (K)                            1.770    10-20-04    Tier 1          5,000      4,995,329

Automobiles & Trucks 1.00%                                                                               3,147,301
DaimlerChrysler NA                                       1.800    10-14-04    Tier 2          1,450      1,449,058
DaimlerChrysler NA                                       1.860    10-21-04    Tier 2          1,700      1,698,243

Finance 4.76%                                                                                           15,000,000
UBS Financial Securities, Inc.                           1.880    10-01-04    Tier 1         15,000     15,000,000

Finance -- Auto Loans 0.98%                                                                              3,099,535
General Motors Acceptance Corp.                          1.800    10-04-04    Tier 2          3,100      3,099,535

See notes to
financial statements.


7


FINANCIAL STATEMENTS

                                                      Interest    Maturity    Quality     Par value
Issuer, description                                       rate    date        rating (A)      (000)          Value
Corporate interest-bearing obligations 65.45%                                                         $206,409,232
(Cost $206,409,232)

Aerospace & Defense 0.22%                                                                                  704,562
United Technologies Corp.                                6.625%   11-15-04    Tier 1           $700        704,562

Banks -- Foreign 8.85%                                                                                  27,900,504
Abbey National Treasury Services Plc (P)                 1.736    11-19-04    Tier 1          6,000      5,999,886
Barclays Bank Plc (P)                                    1.653    11-08-04    Tier 1          2,200      2,199,932
Credit Suisse First Boston (USA), Inc. (P)               1.610    07-08-05    Tier 1          8,850      8,854,338
Royal Bank of Canada (P)                                 1.765    01-24-05    Tier 1          4,350      4,349,464
Societe Generale N. A., Inc.                             1.290    01-06-05    Tier 1          2,000      1,996,889
Societe Generale N. A., Inc. (P)                         1.590    11-01-04    Tier 1          4,500      4,499,995

Banks -- U.S. 15.23%                                                                                    48,040,208
Bank of America Corp. (P)                                1.913    10-22-04    Tier 1         15,300     15,303,058
Chase Manhattan Corp.                                    6.750    12-01-04    Tier 1          5,080      5,118,659
First Union Corp.                                        6.950    11-01-04    Tier 1          4,505      4,524,683
JPMorgan Chase & Co. (P)                                 1.990    02-24-05    Tier 1          5,000      5,005,567
KeyCorp                                                  4.625    05-16-05    Tier 1          6,000      6,087,865
US Bank NA (P)                                           1.585    10-01-04    Tier 1         10,000     10,000,000
Wells Fargo & Co. (P)                                    1.878    06-17-05    Tier 1          2,000      2,000,376

Beverages -- Soft Drinks 2.90%                                                                           9,140,318
Coca-Cola Enterprises, Inc.                              8.000    01-04-05    Tier 1          9,000      9,140,318

Brokerage Services 8.05%                                                                                25,390,721
Bear Stearns Cos., Inc. (The) (P)                        2.082    10-22-04    Tier 1          5,000      5,001,411
Bear Stearns Cos., Inc. (The) (P)                        2.285    03-18-05    Tier 1          5,700      5,708,919
Goldman Sachs Group, Inc. (P)                            2.100    02-25-05    Tier 1          3,000      3,004,525
Goldman Sachs Group, Inc.                                7.500    01-28-05    Tier 1          1,800      1,834,861
Merrill Lynch & Co., Inc. (P)                            1.910    01-13-05    Tier 1          8,000      8,008,207
Merrill Lynch & Co., Inc. (P)                            1.950    02-03-05    Tier 1            770        770,672
Merrill Lynch & Co., Inc.                                4.540    03-08-05    Tier 1          1,050      1,062,126

Chemicals 0.32%                                                                                          1,002,103
duPont (E.I.) de Nemours & Co.                           6.750    10-15-04    Tier 1          1,000      1,002,103

Consumer Products Misc. 0.32%                                                                            1,004,978
Fortune Brands, Inc. (S)                                 7.125    11-01-04    Tier 1          1,000      1,004,978

Drug Retail 0.95%                                                                                        3,004,407
Pfizer, Inc.                                             3.625    11-01-04    Tier 1          3,000      3,004,407

See notes to
financial statements.


8


FINANCIAL STATEMENTS

                                                      Interest    Maturity    Quality     Par value
Issuer, description                                       rate    date        rating (A)      (000)          Value
Finance 0.95%                                                                                           $3,004,171
Principal Life Global Funding I (P)                      2.110%   03-29-05    Tier 1         $3,000      3,004,171

Finance -- Consumer Loans 1.80%                                                                          5,661,805
Household Finance Corp.                                  8.000    05-09-05    Tier 1          4,500      4,658,288
International Lease Finance Corp. (P)                    2.840    01-13-05    Tier 1          1,000      1,003,517

Finance -- Credit Card 4.60%                                                                            14,506,835
American Express Credit Corp. (P)                        1.821    07-20-05    Tier 1         10,500     10,503,930
American Express Credit Corp. (P)                        1.960    02-25-05    Tier 1          4,000      4,002,905

Finance -- SBIC & Commercial 5.07%                                                                      15,986,576
CIT Group, Inc. (P)                                      1.870    12-01-04    Tier 1          4,000      4,000,683
CIT Group, Inc. (P)                                      1.981    02-14-05    Tier 1          1,250      1,251,125
CIT Group, Inc.                                          7.125    10-15-04    Tier 1         10,711     10,734,768

Finance -- Auto Loans 5.15%                                                                             16,250,000
American Honda Finance Corp. (P)                         1.531    07-11-05    Tier 1         16,250     16,250,000

Financial Services -- Diversified 1.30%                                                                  4,084,972
Associates Corp. of North America                        7.750    02-15-05    Tier 1          4,000      4,084,972

Life & Health Insurance 2.53%                                                                            7,975,788
AIG SunAmerica Financing II (S)                          7.600    06-15-05    Tier 1          6,000      6,224,898
AIG SunAmerica Financing VIII (P)(S)                     1.885    11-15-04    Tier 1          1,000      1,000,192
AIG SunAmerica Financing XI (P)(S)                       1.890    05-23-05    Tier 1            750        750,698

Mortgages 4.99%                                                                                         15,751,284
Countrywide Home Loans, Inc. (P)                         1.670    01-18-05    Tier 1          4,750      4,750,083
Countrywide Home Loans, Inc. (P)                         1.670    04-12-05    Tier 1         10,000     10,001,078
Countrywide Home Loans, Inc. (P)                         1.820    02-23-05    Tier 1          1,000      1,000,123

Oil & Gas 2.22%                                                                                          7,000,000
ChevronTexaco Corp.                                      6.625    10-01-04    Tier 1          7,000      7,000,000

                                                      Interest    Maturity    Quality     Par value
Issuer, description                                       rate    date        rating (A)      (000)          Value
U.S. government obligations 13.00%                                                                     $41,000,000
(Cost $41,000,000)

Government -- U.S. Agencies 13.00%                                                                      41,000,000
Federal Home Loan Bank                                   1.300%   04-11-05    Tier 1         $5,000      5,000,000
Federal Home Loan Bank                                   1.300    04-27-05    Tier 1          2,000      2,000,000
Federal Home Loan Bank                                   1.350    04-15-05    Tier 1          4,000      4,000,000
Federal Home Loan Bank                                   1.370    03-25-05    Tier 1          3,000      3,000,000
Federal Home Loan Bank                                   1.440    03-11-05    Tier 1          5,000      5,000,000

See notes to
financial statements.


9


FINANCIAL STATEMENTS

                                                      Interest    Maturity    Quality     Par value
Issuer, description                                       rate    date        rating (A)      (000)          Value
Government -- U.S. Agencies (continued)
Federal Home Loan Mortgage Corp. (P)                     1.500%   02-14-05    Tier 1         $5,000      5,000,000
Federal National Mortgage Assn.                          1.340    03-04-05    Tier 1          5,000      5,000,000
Federal National Mortgage Assn.                          1.375    02-18-05    Tier 1         10,000     10,000,000
Federal National Mortgage Assn.                          1.400    03-29-05    Tier 1          2,000      2,000,000

                                                                              Interest    Par value
Issuer, description                                                           rate            (000)          Value

Joint repurchase agreement 2.92%                                                                        $9,203,000
(Cost $9,203,000)

Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 09-30-04, due 10-01-04 (secured
by U.S. Treasury Inflation Indexed Bond
3.875%, due 04-15-29)                                                         1.760%         $9,203      9,203,000

Total investments 101.23%                                                                             $319,237,217

Other assets and liabilities, net (1.23%)                                                              ($3,879,436)

Total net assets 100.00%                                                                              $315,357,781


(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(K) Direct placement securities are restricted to resale. They have been fair-valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:


                                                                 Value as a
                                                                 percentage
                                  Acquisition    Acquisition      of Fund's           Value as of
Issuer, description                      date           cost     net assets    September 30, 2004
--------------------------------------------------------------------------------------------------
Barton Capital Corp.
Commercial Paper                     09-23-04     $4,997,296           1.59%           $4,999,262

Galleon Capital Corp.
Commercial Paper                     09-24-04      5,988,000           1.90             5,990,100

Yorktown Capital, LLC
Commercial Paper                     09-01-04      4,993,333           1.59             5,000,000

Yorktown Capital, LLC
Commercial Paper                     09-08-04      4,993,274           1.59             4,998,608

Yorktown Capital, LLC
Commercial Paper                     09-24-04      5,397,345           1.71             5,399,204

See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments (continued)
                                                                 Value as a
                                                                 percentage
                                  Acquisition    Acquisition      of Fund's           Value as of
Issuer, description                      date           cost     net assets    September 30, 2004
---------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc.
Commercial Paper                     08-16-04     $4,989,906           1.59%           $5,000,000

Thunder Bay Funding, Inc.
Commercial Paper                     09-01-04      4,988,771           1.58             4,995,646

Thunder Bay Funding, Inc.
Commercial Paper                     09-23-04      4,993,363           1.58             4,995,329

(P) Represents rate in effect on September 30, 2004.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,980,766 or 2.85% of the Fund's net assets as of September 30, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

September 30, 2004
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated by
various industry
sectors.

Industry sector distribution       Value as a percentage of Fund's net assets
-----------------------------------------------------------------------------
Consumer Discretionary                                                  3.44%
Consumer Staples                                                        0.32
Financials                                                             83.52
Government -- U.S. Agency                                              13.00
Health Care                                                             0.95

Total investments                                                     101.23%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

September 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due and
owes. You'll also
find the net asset
value per share.

Assets
Investments at value (cost $319,237,217)                         $319,237,217
Cash                                                                       10
Interest receivable                                                 2,003,754
Other assets                                                           98,706

Total assets                                                      321,339,687

Liabilities
Payable for investments purchased                                   5,118,659
Payable for shares repurchased                                        237,952
Dividends payable                                                       9,064
Payable to affiliates
Management fees                                                       126,505
Distribution and service fees                                          14,522
Other                                                                 180,828
Other payables and accrued expenses                                   294,376

Total liabilities                                                   5,981,906

Net assets
Capital paid-in                                                   315,353,296
Accumulated net realized loss on investments                           (1,191)
Accumulated net investment income                                       5,676

Net assets                                                       $315,357,781

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($213,929,480 [DIV] 214,011,640 shares)                         $1.00
Class B ($86,832,080 [DIV] 86,852,372 shares)                           $1.00
Class C ($14,596,221 [DIV] 14,596,481 shares)                           $1.00

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
September 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating
the Fund.

Investment income
Interest                                                           $2,217,236

Total investment income                                             2,217,236

Expenses
Investment management fees                                            840,046
Class A distribution and service fees                                 286,440
Class B distribution and service fees                                 462,596
Class C distribution and service fees                                  71,735
Transfer agent fees                                                   401,002
Registration and filing fees                                           48,880
Accounting and legal services fees                                     42,002
Custodian fees                                                         40,349
Miscellaneous                                                          28,474
Printing                                                               24,185
Professional fees                                                      23,742
Trustees' fees                                                          9,068
Interest                                                                3,878

Total expenses                                                      2,282,397
Less expense reductions                                              (697,690)

Net expenses                                                        1,584,707

Net investment income                                                 632,529

Increase in net assets from operations                               $632,529

1 Semiannual period from 4-1-04 through 9-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in money
shareholders
invested in the
Fund.
                                                           Year        Period
                                                          ended         ended
                                                        3-31-04       9-30-04 1
Increase (decrease) in net assets
From operations

Net investment income                                  $676,896      $632,529
Net realized loss                                        (1,191)           --

Increase in net assets resulting
from operations                                         675,705       632,529

Distributions to shareholders
From net investment income
Class A                                                (511,116)     (472,162)
Class B                                                (152,835)     (138,320)
Class C                                                 (16,770)      (22,047)
                                                       (680,721)     (632,529)
From Fund share transactions                       (142,604,705)    3,112,080

Net assets
Beginning of period                                 454,855,422   312,245,701

End of period 2                                    $312,245,701  $315,357,781

1 Semiannual period from 4-1-04 through 9-30-04. Unaudited.

2 Includes accumulated net investment income of $5,676 and $5,676, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                       3-31-00 1   3-31-01 1   3-31-02 1   3-31-03     3-31-04     9-30-04 2
Per share operating performance
Net asset value,
beginning of period                  $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income 3               0.04        0.05        0.02        0.01          -- 4        -- 4
Less distributions
From net investment income           (0.04)      (0.05)      (0.02)      (0.01)         -- 4        -- 4
Net asset value, end of period       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return 5,6 (%)                  4.45        5.51        2.41        0.75        0.21        0.21 7

Ratios and supplemental data
Net assets, end of period
(in millions)                         $362        $295        $264        $271        $211        $214
Ratio of expenses
to average net assets (%)             0.91        0.95        0.90        0.94        0.94        0.91 8
Ratio of adjusted expenses
to average net assets 9 (%)           1.11        1.15        1.10        1.14        1.14        1.12 8
Ratio of net investment income
to average net assets (%)             4.40        5.43        2.40        0.75        0.21        0.41 8

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                       3-31-00 1   3-31-01 1   3-31-02 1   3-31-03     3-31-04     9-30-04 2
Per share operating performance
Net asset value,
beginning of period                  $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income 3               0.04        0.05        0.02          -- 4        -- 4        -- 4
Less distributions
From net investment income           (0.04)      (0.05)      (0.02)         -- 4        -- 4        -- 4
Net asset value, end of period       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return 5,6 (%)                  3.59        4.63        1.55        0.10        0.12        0.15 7

Ratios and supplemental data
Net assets, end of period
(in millions)                         $158        $162        $142        $166         $89         $87
Ratio of expenses
to average net assets (%)             1.74        1.79        1.75        1.59        1.04        1.02 8
Ratio of adjusted expenses
to average net assets 9 (%)           1.84        1.89        1.85        1.89        1.89        1.87 8
Ratio of net investment income
to average net assets (%)             3.56        4.54        1.52        0.10        0.12        0.30 8

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                       3-31-00 1   3-31-01 1   3-31-02 1   3-31-03     3-31-04     9-30-04 2
Per share operating performance
Net asset value,
beginning of period                  $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income 3               0.04        0.05        0.02          -- 4        -- 4        -- 4
Less distributions
From net investment income           (0.04)      (0.05)      (0.02)         -- 4        -- 4        -- 4
Net asset value, end of period       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return 5,6 (%)                  3.58        4.63        1.55        0.11        0.12        0.15 7

Ratios and supplemental data
Net assets, end of period
(in millions)                           $6         $13         $16         $18         $12         $15
Ratio of expenses
to average net assets (%)             1.76        1.79        1.75        1.61        1.04        1.02 8
Ratio of adjusted expenses
to average net assets 9 (%)           1.86        1.89        1.85        1.88        1.89        1.87 8
Ratio of net investment income
to average net assets (%)             3.67        4.59        1.46        0.10        0.12        0.31 8

1 Audited by previous auditor.

2 Semiannual period from 4-1-04 through 9-30-04. Unaudited.

3 Based on the average shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Current Interest, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and, thereafter, assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities, such as negotiable bank certificates of deposit and interest-bearing notes, is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,191 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire loss carryforward expires on March 31, 2012.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly.

During the year ended March 31, 2004, the tax character of distributions paid was as follows: ordinary income, $680,721.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next
$250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next
$500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the
Fund's average daily net asset value in excess of $2,500,000,000.

The Adviser has agreed to limit the Fund's management fee to 0.40% of the Fund's first $750,000,000 average daily net asset value, at least until July 31, 2005. The management fee cannot be restated to the original contracted amounts without the Trustees' consent. Accordingly, the expense reductions related to the management fee limitation amounted to $168,009 for the period ended September 30, 2004.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH
Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. JH Funds has agreed to contractually limit the distribution and service ("12b-1") fee for Class A to 0.15% of the Class A average daily net asset value, at least until July 31, 2005. JH Funds has also voluntarily agreed to limit the 12b-1 fees for Class B and Class C as follows: to 0.20% of the Class B and Class C average daily net assets until August 16, 2004; to 0.45% of the Class B and Class C average daily net assets effective from August 16, 2004 to October 15, 2004, and to 0.70% of the Class B and Class C average daily net assets effective October 15, 2004. The 12b-1 fee limitations for Class B and Class C may be discontinued at any time. Accordingly, the expense reductions related to the reduction in the 12b-1 fees amounted to $114,576 for Class A, $341,875 for Class B and $52,687 for Class C, for the period ended September 30, 2004. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the period ended September 30, 2004, JH Funds received net up-front sales charges of $28,462 with regard to sales of Class C shares. Of this amount, $25,120 was paid as sales commissions to unrelated broker-dealers and $3,342 was paid as sales commissions to sales personnel of Signator Investors ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2004, CDSCs received by JH Funds amounted to $938,455 for Class B shares and $26,318 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent fee for Class A, Class B and Class C shares was reduced by $20,543 during the period ended September 30, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $42,002. The Fund also paid the Adviser the amount of $1,910 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share.

                                               Year ended   Period ended
                                                  3-31-04        9-30-04 1

Class A shares
Sold                                         $216,281,496   $102,198,096
Distributions reinvested                          488,688        418,315
Repurchased                                  (276,136,062)  (100,094,063)
Net increase (decrease)                      ($59,365,878)    $2,522,348

Class B shares
Sold                                          $69,155,795    $40,621,552
Distributions reinvested                          137,586        122,987
Repurchased                                  (145,961,565)   (43,001,803)
Net decrease                                 ($76,668,184)   ($2,257,264)

Class C shares
Sold                                          $34,199,078    $15,435,929
Distributions reinvested                           15,441         19,491
Repurchased                                   (40,785,162)   (12,608,424)
Net increase (decrease)                       ($6,570,643)    $2,846,996

Net increase (decrease)                     ($142,604,705)    $3,112,080

1 Semiannual period from 4-1-04 through 9-30-04. Unaudited.

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities other than short-term securities and obligations of the U.S. government, during the period ended September 30, 2004, aggregated $155,850,024 and $35,501,446, respectively.

The cost of investments owned on September 30, 2004, for federal income tax purposes, was $319,237,217.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone         On the Fund's Web site   On the SEC's Web site

1-800-225-5291   www.jhfunds.com/proxy    www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                       Express mail:
            John Hancock                        John Hancock
            Signature Services, Inc.            Signature Services, Inc.
            1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
            Boston, MA 02217-1000               529 Main Street
                                                Charlestown, MA 02129

Phone       Customer service representatives    1-800-225-5291
            24-hour automated information       1-800-338-8080
            TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarte r on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Money Market Fund.

440SA  9/04
      11/04

 JOHN HANCOCK
U.S. Government Cash Reserve

9.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Your expenses
page 5

Fund's investments
page 7

Financial statements
page 10

For more information
page 17


Dear Fellow Shareholders,

The stock market has made little, if any, headway so far in 2004, as it has wrestled with a variety of uncertainties. Questions about the continuing strength of the economy and the effects of rising interest rates, and expectations for corporate earnings growth, kept investors jittery. In addition, crude oil prices at levels beyond historic highs, geopolitical issues and a closely contested U.S. presidential race all weighed on the market.

As a result, the Standard & Poor's 500 Index is up just 1.51% year-to-date through September, while the Dow Jones Industrial Average and the Nasdaq Composite Index have lost ground slightly, returning -2.06% and -5.00%, respectively. Despite the Federal Reserve's three hikes in short-term interest rates from historic lows, bonds still managed to outperform stocks, with the Lehman Brothers Aggregate Bond Index up 3.35%.

In news closer to home, we are pleased to announce that on June 15, 2004, your fund's Board of Trustees appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by John Hancock Funds LLC's former Chairman and Chief Executive Officer, Maureen Ford Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of September 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
the maximum
current income
that is consistent
with maintaining
liquidity and
preserving capital.
The Fund intends
to maintain a stable
$1 share price.

Over the last six months

* Money market yields reversed the course of the last few years and rose in the presence of a strengthened economy and an active Federal Reserve.

* The Federal Reserve lifted the federal funds rate three times, from its historic 1% low to 1.75% in a measured effort to rebuff inflation without stymieing growth.

* The Fund shortened its maturity to take more rapid advantage of higher yields.


[Bar chart with heading "John Hancock U.S. Government Cash Reserve." Under the heading is a note that reads "Fund performance for the six months ended September 30, 2004." The chart is scaled in increments of 0.50% with 0.00% at the bottom and 1.00% at the top. The bar represents the 0.24% total return for John Hancock U.S. Government Cash Reserve. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]


[Bar chart with heading "7-day effective yield." Under the heading is a note that reads "As of September 30, 2004." The chart is scaled in increments of 0.50% with 0.00% at the bottom and 1.00% at the top. The bar represents the 0.77% total return for John Hancock U.S. Government Cash Reserve."]

BY DAVID A. BEES AND DAVID P. LYNCH FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
U.S. Government Cash Reserve

During the six months ending September 30, 2004, money market yields reversed the course of the last couple of years and rose, due to the much anticipated increase in the federal funds rate by the Federal Reserve. As the period began in April 2004, the Federal Reserve indicated that the "accommodative" monetary stance that it had taken over the past few years -- in the form of historically low short-term rates -- had started to show results.

"...money market yields reversed
 the course of the last couple of
 years and rose..."

Increases in productivity and consumer confidence, coupled with a decrease in the unemployment rate and moderate inflation, convinced the Fed that a "measured" increase in short-term interest rates from their unsustainably low levels would not impair the progress of the economy. As a result, the Fed increased the federal funds rate at which banks lend to each other overnight from 1.00% to 1.25% at its June meeting. As the period progressed, questions started to arise about the actual strength of the economy. Mixed economic data, higher energy and commodity prices, and declines in the equity markets put further Fed action into question. But the Fed responded in a measured fashion, as predicted, increasing the fed funds rate from 1.25% to 1.50% at its August meeting and to 1.75% in September. In doing so, the Fed expressed confidence in the economy and described any contradictory data as "transitory."

Fund yield and performance

On September 30, 2004, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 0.77%. By comparison, the average U.S.
government money market fund had a 7-day effective yield of 0.87%, according to Lipper, Inc.

For the six months ended September 30, 2004, the Fund posted a total return of 0.24% at net asset value, compared with the 0.26% return of the average U.S. government money market fund, according to Lipper, Inc. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

[Photos of David Lynch and David Bees flush right next to first paragraph.]

Fund strategy

With the Federal Reserve's rate hikes and the market's perception that the Fed would continue to increase rates, the money market yield curve changed dramatically during the six-month period ending September 30, 2004. At the beginning of the period in April, the yield difference between one-month and one-year securities was 0.25%. By the end of September this difference had more than doubled to 0.61%, meaning investors received a greater benefit from locking up their money for a longer period. In addition to the steeper curve, absolute yields increased with each rate increase.

Over the period, we continued our efforts to pick up additional yield in the still low-rate environment by increasing our weighting in coupon agency securities versus lower-yielding discount note agency securities. We also increased our weighting in government agency floating-rate securities to be more flexible and able to benefit more quickly from rising rates.

As rates began to rise, we shifted the weighted average maturity of the Fund from longer than our peers to neutral with our peers. At the beginning of the period, while the federal funds rate was stable, our longer maturity allowed us to take advantage of the higher-yielding government agency securities with longer maturity dates. As rates began to rise, the shorter maturity allowed us to reinvest funds at an increasing rate and thus increase the return to the Fund.

"...as long as these positive
 economic trends continue, the
 Federal Reserve should maintain
 its stance of 'measured'
 rate increases..."

Outlook

We believe the Federal Reserve will continue to remain active as the economy shows signs of steady growth. Unemployment is at the lowest level in nearly three years and non-farm payrolls have shown steady increases for the entire year. Consumer confidence and spending continue to be stable. The Federal Reserve is keeping its eye on inflation, but as long as these positive economic trends continue, the Federal Reserve should maintain its stance of "measured" rate increases without causing long-run growth to slow. As a result, we expect money market rates to continue to increase in response to the Fed's tightening. In this rising-rate environment, floating-rate securities will continue to dominate the portfolio and we will maintain a neutral maturity in order to roll funds at continually higher rates. We will continue to position the Fund in a way that will allow us to take advantage of all opportunities to capture additional yield while, as always, maintaining liquidity and striving to preserve capital.

[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 9-30-04." The chart is divided into two sections (from top to left): U.S. government & agency securities 95% and Short-term investments & other 5%.]

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include minimum account fee charges.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on March 31, 2004, with the same investment held until September 30, 2004.

Account value                                              Expenses paid
$1,000.00                             Ending value         during period
on 3-31-04                              on 9-30-04         ended 9-30-04 1
--------------------------------------------------------------------------
John Hancock U.S. Government
Cash Reserve                             $1,002.40                 $3.90

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2004 by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|        $8,600.00 / $1,000.00 = 8.6 | X $|    from table    | =  actual
|                 /                  |    |                  |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on March 31, 2004, with the same investment held until September 30, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                              Expenses paid
$1,000.00                            Ending value          during period
on 3-31-04                             on 9-30-04          ended 9-30-04 1
--------------------------------------------------------------------------
John Hancock U.S. Government
Cash Reserve                            $1,021.17                  $3.94

Remember, these examples do not include any transaction costs, such as minimum account fee charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.78%, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
September 30, 2004
(unaudited)

This schedule is a complete list of all securities owned by the Fund. It's divided into two categories: U.S. government and agencies securities and short-term investments.


                                                    Interest     Maturity    Credit       Par value
Issuer, description                                     rate     date        rating (A)        (000)          Value
U.S. government and agencies securities 94.70%                                                          $51,325,518
(Cost $51,325,518)

Government -- U.S. Agencies 94.70%                                                                       51,325,518
Federal Farm Credit Bank (P)                           1.750%    03-24-05    AAA             $1,500       1,499,806
Federal Home Loan Bank                                 1.090     10-06-04    AAA              1,000         999,849
Federal Home Loan Bank                                 1.125     10-06-04    AAA              2,000       1,999,873
Federal Home Loan Bank                                 1.300     04-11-05    AAA              2,000       2,000,000
Federal Home Loan Bank                                 1.300     04-27-05    AAA              2,000       2,000,000
Federal Home Loan Bank                                 1.350     04-15-05    AAA              1,000       1,000,000
Federal Home Loan Bank                                 1.370     03-25-05    AAA              1,000       1,000,000
Federal Home Loan Bank                                 1.440     03-11-05    AAA                500         500,000
Federal Home Loan Bank                                 1.750     10-13-04    AAA                422         421,754
Federal Home Loan Bank                                 1.760     10-18-04    AAA                360         359,701
Federal Home Loan Bank (P)                             1.760     04-25-05    AAA              3,000       2,999,877
Federal Home Loan Bank                                 1.770     11-01-04    AAA                228         227,652
Federal Home Loan Bank (P)                             1.780     12-02-04    AAA              4,000       4,000,068
Federal Home Loan Bank (P)                             1.795     03-15-05    AAA                500         499,969
Federal Home Loan Bank                                 2.000     11-15-04    AAA              1,000       1,000,384
Federal Home Loan Bank                                 2.125     12-15-04    AAA              1,000       1,000,598
Federal Home Loan Bank                                 3.500     11-26-04    AAA                500         501,359
Federal Home Loan Bank                                 3.625     10-15-04    AAA              2,000       2,001,584
Federal Home Loan Bank                                 4.030     10-18-04    AAA              1,300       1,301,516
Federal Home Loan Bank                                 4.125     01-14-05    AAA                500         503,219
Federal Home Loan Bank                                 4.375     02-15-05    AAA              1,000       1,008,819
Federal Home Loan Mortgage Corp.                       1.350     11-03-04    AAA              1,000         999,763
Federal Home Loan Mortgage Corp.                       1.460     11-17-04    AAA                750         749,789
Federal Home Loan Mortgage Corp. (P)                   1.500     02-14-05    AAA              1,000       1,000,000
Federal Home Loan Mortgage Corp.                       1.570     10-26-04    AAA              1,000         998,910
Federal Home Loan Mortgage Corp. (P)                   1.590     02-04-05    AAA              1,000         999,932
Federal Home Loan Mortgage Corp.                       1.680     11-23-04    AAA              1,000         997,527
Federal Home Loan Mortgage Corp.                       1.690     11-30-04    AAA                500         498,592

See notes to
financial statements.


7


FINANCIAL STATEMENTS

                                                    Interest     Maturity    Credit       Par value
Issuer, description                                     rate     date        rating (A)        (000)          Value
Government -- U.S. Agencies (continued)
Federal Home Loan Mortgage Corp.                       2.375%    10-01-04    AAA             $2,000      $2,000,000
Federal Home Loan Mortgage Corp.                       3.250     11-15-04    AAA              2,500       2,505,265
Federal Home Loan Mortgage Corp.                       4.200     10-01-04    AAA              1,000       1,000,000
Federal National Mortgage Assn.                        1.340     03-04-05    AAA              1,000       1,000,000
Federal National Mortgage Assn.                        1.375     02-18-05    AAA              1,500       1,500,000
Federal National Mortgage Assn.                        1.400     03-29-05    AAA              1,000       1,000,000
Federal National Mortgage Assn.                        1.460     10-06-04    AAA              1,000         999,797
Federal National Mortgage Assn.                        1.540     10-06-04    AAA                750         749,840
Federal National Mortgage Assn. (P)                    1.580     02-11-05    AAA              2,000       1,999,952
Federal National Mortgage Assn. (P)                    1.640     02-18-05    AAA              2,000       1,999,904
Federal National Mortgage Assn. (P)                    1.790     12-15-04    AAA              1,500       1,499,685
Federal National Mortgage Assn.                        1.875     12-15-04    AAA              2,000       2,000,534

                                                                             Interest     Par value
Issuer, description, maturity date                                           rate             (000)           Value

Short-term investments 7.65%                                                                               $4,145,000
(Cost $4,145,000)

Joint Repurchase Agreement 7.65%                                                                            4,145,000
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 09-30-04, due
10-01-04 (secured by U.S. Treasury Inflation Indexed
Bond 3.875%, due 04-15-29)                                                   1.760%         $4,145          4,145,000

Total investments 102.35%                                                                                 $55,470,518

Other assets and liabilities, net (2.35%)                                                                 ($1,270,459)

Total net assets 100.00%                                                                                  $54,200,059


(A) Credit ratings are unaudited and are rated by Moody's Investors Service, where Standard & Poor's ratings are not available.

(P) Represents rate in effect on September 30, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

September 30, 2004
(unaudited)

This table shows the
percentages of the
Fund's investments
aggregated by
various sectors.


Portfolio Composition           Value as a percentage of Fund's net asset
-------------------------------------------------------------------------
Government -- U.S. Agencies                                        94.70%
Short-Term Investments                                              7.65
Total Investments                                                 102.35%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

September 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for
each share.

Assets
Investments at value (cost $55,470,518)                           $55,470,518
Cash                                                                       30
Interest receivable                                                   238,500
Other assets                                                           63,888

Total assets                                                       55,772,936

Liabilities
Payable for investments purchased                                   1,499,685
Dividends payable                                                       1,270
Payable to affiliates
Management fees                                                        26,323
Other                                                                   7,478
Other payables and accrued expenses                                    38,121

Total liabilities                                                   1,572,877

Net assets
Capital paid-in                                                    54,199,616
Accumulated net investment income                                         483
Accumulated net realized loss on investments                              (40)

Net assets                                                        $54,200,059

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
($54,200,059 [DIV] 54,218,143 shares)                                   $1.00

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
September 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net losses for the
period stated.

Investment income
Interest                                                             $357,849

Total investment income                                               357,849

Expenses
Investment management fees                                            143,253
Transfer agent fees                                                    29,998
Distribution and service fees                                          42,976
Registration and filing fees                                           11,702
Custodian fees                                                         10,136
Professional fees                                                       8,799
Accounting and legal services fees                                      7,204
Printing                                                                4,540
Miscellaneous                                                           4,478
Trustees' fees                                                          1,644
Interest                                                                  784

Total expenses                                                        265,514
Less expense reductions                                               (42,976)

Net expenses                                                          222,538

Net investment income                                                 135,311

Realized loss

Net realized loss on investments                                          (40)

Increase in net assets from operations                               $135,271


1 Semiannual period from 4-1-04 through 9-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment losses,
distributions,
if any, paid to
shareholders
and any increase
or decrease in
money share-
holders invested
in the Fund.
                                                           Year        Period
                                                          ended         ended
                                                        3-31-04       9-30-04 1
Increase (decrease) in net assets
From operations

Net investment income                                  $218,259      $135,311
Net realized loss                                            --           (40)

Increase in net assets resulting
from operations                                         218,259       135,271

Distributions to shareholders
From net investment income                             (218,259)     (135,311)
From Fund share transactions                        (16,330,808)   (2,934,880)

Net assets
Beginning of period                                  73,465,787    57,134,979

End of period 2                                     $57,134,979   $54,200,059


1 Semiannual period from 4-1-04 through 9-30-04. Unaudited.

2 Includes accumulated net investment income of $483 and $483, respectively.


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                 3-31-00 1   3-31-01 1   3-31-02 1   3-31-03     3-31-04     9-30-04 2
Per share operating performance
Net asset value,
beginning of period                            $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income 3                         0.05        0.06        0.03        0.01          -- 4        -- 4
Less distributions
From net investment income                     (0.05)      (0.06)      (0.03)      (0.01)         -- 4        -- 4
Net asset value, end of period                 $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return 5,6 (%)                            4.98        5.82        2.60        0.91        0.34        0.24 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $106         $92         $95         $73         $57         $54
Ratio of expenses
to average net assets (%)                       0.35        0.64        0.72        0.73        0.77        0.78 8
Ratio of adjusted expenses
to average net assets 9 (%)                     0.86        0.91        0.87        0.88        0.92        0.93 8
Ratio of net investment income
to average net assets (%)                       4.90        5.71        2.55        0.92        0.34        0.47 8

1 Audited by previous auditor.

2 Semiannual period from 4-1-04 through 9-30-04. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock U.S. Government Cash Reserve (the "Fund") is a diversified series of John Hancock Current Interest, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with maintaining liquidity and preserving capital.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc. may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended March 31, 2004, the tax character of distributions paid was as follows: ordinary income $218,259.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next
$250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next
$500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

The Fund has a Distribution Plan with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund, at an annual rate not to exceed 0.15% of the Fund's average daily net asset value. JH Funds has agreed to suspend the distribution and service ("12b-1") fee, at least until July 31, 2005. Accordingly, the reduction in the 12b-1 fee amounted to $42,976 for the period ended September 30, 2004. JH Funds reserves the right to terminate this limitation in the future.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $7,204. The Fund also paid the Adviser the amount of $1,336 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The
Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                 Year ended 3-31-04          Period ended 9-30-04 1
                              Shares         Amount        Shares          Amount
Shares sold               32,085,777    $32,085,802    14,419,168     $14,419,168
Distributions reinvested     208,581        208,581       129,062         129,062
Shares repurchased       (48,625,191)   (48,625,191)  (17,483,110)    (17,483,110)

Net decrease             (16,330,833)  ($16,330,808)   (2,934,880)    ($2,934,880)

1 Semiannual period from 4-1-04 through 9-30-04. Unaudited.


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities, during the period ended September 30, 2004, aggregated $79,999,399 and $58,885,000, respectively.

The cost of investments owned on September 30, 2004, including short-term investments, for federal income tax purposes, was $55,470,518.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone         On the Fund's Web site   On the SEC's Web site

1-800-225-5291   www.jhfunds.com/proxy    www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                       Express mail:
            John Hancock                        John Hancock
            Signature Services, Inc.            Signature Services, Inc.
            1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
            Boston, MA 02217-1000               529 Main Street
                                                Charlestown, MA 02129

Phone       Customer service representatives    1-800-225-5291
            24-hour automated information       1-800-338-8080
            TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
U.S. Government Cash Reserve.


430SA  9/04
      11/04

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    November 23, 2004